SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of LOBO, and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation. In the opinion of the management, the accompanying unaudited interim condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair statement of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited interim condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the years ended December 31, 2025 and 2024.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings and financial position.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for credit loss, inventories write-down, the useful lives of property and equipment, impairment of short-term investments, long-term investments and long-lived assets, valuation allowance for deferred tax assets and uncertain tax opinions. Actual results could differ from those estimates.

(c) Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the Hong Kong dollars (“HK$”). For the entities whose functional currency is the RMB and HK$, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive loss in the Consolidated Statements of Operations and Comprehensive Income.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

The Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2025 and 2024 were translated at RMB6.9931 to $1.00, and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2025 and 2024 were RMB7.1875 to $1.00 and RMB7.1957 to $1.00, respectively.

(d) Fair Value Measurement

The Company applies Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for identical or similar assets and liabilities in active markets or in inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of the Company’s financial instruments approximate their fair values because of their short-term nature. The Company’s financial instruments include cash, short-term investments, accounts receivable, amounts due from related parties, other current assets, amounts due to related parties, accounts payable and other current payables. Short-term investments are recorded at fair value, based on Level 1 inputs as of December 31, 2025  and December 31, 2024.

Short-term investments

Short-term investments include investment in publicly traded stocks as of December 31, 2025. The publicly traded stocks have readily determinable fair values, and are recorded at fair value with changes in fair value recorded in other income in the consolidated statement of operations and comprehensive income.

For the years ended December 31, 2025 and 2024, the Company did not record any impairment on the short-term investment.

	As of December 31, 2025
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets
Publicly traded stocks	747,709	-	-	747,709
Total	747,709	-	-	747,709

As of December 31, 2025, the fair value of the publicly traded stocks was $747,709 with a cost of $732,553, resulting an unrealized gain of $15,156.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates and have original maturities of three months or less when purchased.

Restricted cash

Restricted cash consists of cash which is held in escrow accounts for custodian purposes and is subject to contractual restrictions on withdrawal and disbursement, thereby not qualifying as cash available for general corporate purposes. As of December 31, 2025 and 2024, the restricted cash balances of the Company were $0 and $510,156, respectively.

(f) Accounts receivable

Accounts receivable are stated at the original amount less credit losses, if any, based on a review of all outstanding amounts at period end. The Company adopted ASU No. 2016-13, “Financial Instruments – Credit Losses” on January 1, 2023. The Company analyzes the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends, supportable and reasonable future forecast, and changes in its customer payment patterns, and concluded that the adoption has no material impact on the consolidated financial statements and the allowance for credit losses assessed to be immaterial as of December 31, 2025 and 2024.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

(g) Inventories

Inventories, primarily consisting of the raw materials purchased by the Company for battery packs assembling and e-bicycles production, and finished goods including battery packs and e-bicycles, are stated at the lower of cost or net realizable value. Cost of inventory is determined using weighted-average method. Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. There were no write-downs recognized for the inventories for the years ended December 31, 2025 and 2024.

(h) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4 Years

(i) Intangible Assets

We purchase software from third parties and record the cost in intangible assets on the consolidated balance sheets.

We amortize the purchased software on a straight-line basis over their estimated useful lives, which is typically 2-3 years. We evaluate the purchased software for impairment and did not record impairment losses for the years ended December 31, 2025 and 2024. Refer to Note 9 – Intangible Assets for additional information regarding our purchased software.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

(j) Capitalized Software Development Costs

In accordance with ASC 350-40, Internal-Use Software, the Company capitalizes certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed, and it is probable that the software will be used as intended, until the software is available for general release. Capitalized software costs primarily include external direct costs of materials and services utilized in developing or obtaining computer software.

In 2023, the capitalized software for internal use was completed, the capitalized costs are amortized on a straight-line basis over the estimated useful live of three years. The Company reviews the carrying value for impairment whenever facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Refer to Note 8 - Intangible Assets for additional information regarding our capitalized software development costs.

(k) Impairment of Long-lived Assets

In accordance with ASC Topic 360, Property, Plant, and Equipment, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company did not record any impairment charge for the years ended December 31, 2025 and 2024.

(l) Value Added Tax

LOBO’s China subsidiaries are subject to value-added tax (“VAT”) for providing services and sales of products.

Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other payables. The Company reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Operations and Comprehensive Income.

(m) Revenue Recognition

The Company adopted ASU 2014-09, Revenue from Contracts with Customers (“ASC Topic 606”) from January 1, 2019 and used the modified retrospective method for the revenue from sales of self-manufactured e-bicycles.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of electric vehicles and accessories

The Company sells electric vehicles and accessories products to customers across the world. The transaction price in the contract is fixed and reflected in the sales invoice. The performance obligation is to transfer promised products to a customer upon acceptance by customers, and the Company is primarily responsible for fulfilling the promise to deliver the products to the customers. There is only one performance obligation in the contract and there is no need for allocation. The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal. The revenue is recognized at a point in time when the Company satisfies the performance obligation.

The Company offers customer warranties generally from three months to one year. To estimate reserve for warranties and returns the Company relies on historical sales returns and warranty repair costs. Based on assessment the Company assessed no cost for warranties and returns for the years ended December 31, 2025 and 2024 for the electric vehicles and accessories segment.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Prior to December 2024, the Company generated revenue from the sale of software development and design services. Such revenue was recognized over time using the output method, based on development milestones periodically confirmed by customers. The Company acted as the principal in these arrangements, and each contract contained a single performance obligation. The Company has not generated revenue from software development and design services subsequent to December 2024.

The timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced when the Company has satisfied its performance obligation and has unconditional right to payment.

A contract asset is recorded when the Company has transferred products or services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance in the contract.

The Company has no contract assets as of December 31, 2025 and 2024.

A contract liability exists when the Company has received consideration but has not transferred the related goods or services to the customer. Contract liabilities primarily consist of advances from customers. As of December 31, 2025 and 2024, the Company recognized advances from customers amounted to $2,067,018 and $1,843,976, respectively. The amount of revenue recognized that was included in the contract liabilities at the beginning of the period were $1,213,053 and $1,298,230 for the years ended December 31, 2025 and 2024, respectively.

The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software. This warranty primarily includes basic after-sales service, such as software bug fixes. The Company considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the software development and design services and therefore, is not a separate performance obligation. The Company analyzed historical warranty claims, and incurred warranty cost of zero and $4,221 for the years ended December 31, 2025 and 2024, respectively.

(n) Research and Development Expenses

Research and development (“R&D”) expenses are expensed as incurred. R&D expenses primarily consist of employee salary and benefit costs. R&D expenses were $3,740,163, $1,663,445 and $262,375 for the years ended December 31, 2025, 2024 and 2023, respectively.

(o) Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,300). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

(p) Non-controlling Interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets, consolidated statements of changes in shareholders’ equity and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the Consolidated Statements of Operations and Comprehensive Income. Non-controlling interest is nil as of December 31, 2025 and 2024 upon sale of Wuxi Jinbang.

(q) Segment Reporting

The Company operates and manages its business as a single segment and has one single reportable segment, which is electric vehicles and accessories sales. The revenue of this segment is primarily derived from sales of electric vehicles and related accessories.

The Company’s Chief Executive Officer is the chief operating decision-maker (“CODM”). The CODM reviews financial information, including revenue, expenses and net income, on a consolidated basis when making decisions about allocating resources and assessing the performance of the Company.

The Company concluded that consolidated net income reported in the consolidated statement of operations and comprehensive income is the measure of segment profitability, and consolidated total assets reported in the consolidated balance sheets is the measure of segment assets. Significant expense categories regularly provided to and reviewed by the CODM are those presented in the consolidated statement of operations and comprehensive income.

The CODM uses consolidated net income to evaluate income generated from consolidated segment assets (return on assets) in deciding whether to reinvest profits into the electric vehicles and accessories sales segment, such as for acquisitions or to pay dividends. Net income is used to monitor budget versus actual results. The CODM also uses consolidated net income in competitive analysis by benchmarking to the Company’s competitors.

On December 11, 2024, the Company completed the disposal of Guangzhou Lobo, the Software Royalties and Development and Design Services segment, which did not meet the criteria to be classified as discontinued operations under ASC 205-20. Following this transaction, beginning in December 2024, the Company operates as a single reportable segment, Electric Vehicles and Accessories Sales.

As the Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues and expenses are derived from within the PRC, no geographical segments are presented.

(r) Net Income Per Share

Basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

(s) Comprehensive Income

Comprehensive income is comprised of the Company’s net income and other comprehensive income (loss). The components of other comprehensive loss consist solely of foreign currency translation adjustments.

(t) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(u) Stock-based Compensation

The Company periodically issues shares of its ordinary shares as compensation for services received from its consultants, and accounts for under ASC 718. The fair value is measured on the grant date based on the market price. The fair value amount is recognized as expense when services are required to be provided in exchange for the award. Stock-based compensation expense is recorded in the same expense classifications in the consolidated statements of operations as if such amounts were paid in cash.

In 2025, the Company issued 1,250,000 shares of Class A ordinary shares to a third-party consulting advisor. The equity settlement was calculated based on the real-time market price per share of the Company on the grant date.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

(x) Leases

On January 1, 2019, the Company adopted FASB ASC Topic 842, “Leases,” (“ASC Topic 842”) which requires that a lessee recognize in the consolidated balance sheets a lease liability and a corresponding right-of-use asset, including for those leases that the Group currently classifies as operating leases. The right-of-use asset and the lease liability were initially measured using the present value of the remaining lease payments.

The Company reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Company the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Company determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding right-of-use asset on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Company’s secured incremental borrowing rate.

Operating lease expense is recognized on a straight-line basis over the lease term and is included in general and administrative expenses, cost of revenue in the Company’s consolidated statements of operation and comprehensive income.

(y) Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In October 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). This update modifies the disclosure or presentation requirements of a variety of topics in the Accounting Standards Codification in order to align with the U.S. Securities and Exchange Commission’s disclosure requirements and to eliminate or clarify certain redundant disclosures. The amendments in ASU 2023-06 are effective for the Company on the date that the related amendments are removed from Regulation S-X or Regulation S-K by the SEC, with early adoption permitted.  The Company is currently evaluating the impact of the adoption of ASU 2023-06 on its consolidated financial statements and related disclosures. For all entities within the scope of the affected Codification subtopics, if by June 30, 2027, the SEC has not removed the applicable requirement from Regulation S-X or Regulation S-K, the pending content of the associated amendment will be removed from the Codification and will not become effective for any entities. The Company does not expect the adoption of this standard to have a material impact on its financial position, results of operations, or cash flows, as the amendments primarily relate to disclosure requirements.

In November 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280):Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Company adopted the accounting standard on January 1, 2024, which has no material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-09 on a prospective basis for the 2025 annual reporting period. Refer to Note 14 - Income Taxes for further details.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Credit Losses (Topic 326): Simplifications to the Accounting for Short-Term Receivables and Contract Assets. The update introduces practical expedients that allow entities to simplify the estimation of expected credit losses for accounts receivable and contract assets by permitting certain assumptions regarding current conditions and expectations of future economic conditions. The amendments are intended to reduce the complexity and cost of applying the current expected credit loss model for short-term financial assets. The amendments in this update are effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements. The Company does not currently expect the adoption of this guidance to have a material impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows.